Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of Related Party Transactions and Balances
(b)	The Company had the following related party transactions for the years ended December 31, 2015, 2016 and 2017:

	2015	2016	2017
	$	$	$
Royalty fee and license fee to:
- Tencent group of companies	33,166	36,469	70,470
Royalty fee and license fee from
- Tencent group of companies	—	2,000	262
Rack rental income from:
- Tencent group of companies	—	1,338	1,007
Purchase of merchandise goods from:
- VN Pay	1,189	5,736	2,898
Sales of products to:
- VN Pay	1,487	390	679
Services provided by:
- VN Pay	193	181	149
- Tencent group of companies	133	43	1,012
Investment in convertible loans in:
- Redmart	14,553	3,778	—
Loans provided to:
- Redmart	—	4,458	—
- VN Pay	—	1,794	—
- Zhuopai	802	1,000	—
- Duodian	—	755	—
- Wuju	11	520	422
Repayment of loans from:
- Duodian	—	755	—
- Wuju	—	—	953
- VN Pay	—	—	1,784
Interest income received from:
- Redmart	—	109	—
Issuance of convertible promissory notes to:
- Tencent	—	—	100,000
Interest expense payable to:
- Tencent	—	—	4,153

	2015	2016	2017
	$	$	$
Promissory notes extended to:
- Key management	2,847	4,044	9,768
Repayment of promissory notes from:
- Key management	—	581	16,178
Interest income received from:
- Key management	—	—	774

(c)	The Company had the following related party balances for the years ended December 31, 2016 and 2017:

	December 31,
	2016	2017
	$	$
Amounts due from related parties:
Current:
- VN Pay	2,111	—
- Wuju	505	—
- Tencent group of companies	119	2,235

	2,735	2,235

Convertible promissory notes due to:
Non-current:
- Tencent	—	100,000

The Company recognized a fair value loss of $8,449 on the promissory notes issued to Tencent.

Amounts due to related parties:
Current:
- Tencent group of companies	9,656	36,790
- VN Pay	40	—

	9,696	36,790